INVESTMENTS IN COMPANIES AND ASSOCIATES (Summarized Data of Financial Statements of Associates) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Investments In Companies And Associates Summarized Data Of Financial Statements Of Associates Details
Assets	[1]	$ 364,805	$ 285,988
Liabilities	[1]	446,335	352,892
Income	[1]	41,546	46,324
Net loss	[1]	$ (13,206)	$ (9,740)

[1]	The information presented does not include excess cost and goodwill.